Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Future Minimum Lease Payments Required under Operating Leases	The future minimum lease payments required under operating leases are as follows:

2017	$24
2018	24
2019	24
2020 [1]	12

Total	$84

[1]	All lease commitments end in 2020

The Company leases office space as mentioned in note 14. Expense for the operating lease was $28, $32, and $29 in 2015, 2014, and 2013, respectively. The future minimum lease payments required under operating leases are as follows:

2016	$24
2017	24
2018	24
2019	24
2020	12
2021 and beyond	—

TOTAL	$108